Consolidated Statements of Shareholders' Equity [Parenthetical] - $ / shares	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001